Goodwill and Intangible Assets (Estimated Aggregate Amortization Expense for Intangible Assets) (Detail) ¥ in Millions	Mar. 31, 2017 JPY (¥)
Finite-Lived Intangible Assets, Net, Amortization Expense, Fiscal Year Maturity [Abstract]
2018	¥ 104,291
2019	74,247
2020	56,934
2021	42,996
2022	¥ 30,253